Shareholder Report			6 Months Ended
		Sep. 05, 2025	Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			Columbia Funds Series Trust II
Entity Central Index Key			0001352280
Entity Investment Company Type			N-1A
Document Period End Date			Feb. 28, 2026
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000097619
Shareholder Report [Line Items]
Fund Name			Columbia Emerging Markets Bond Fund
Class Name			Class A
Trading Symbol			REBAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$57	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 57
Expense Ratio, Percent	[1]		1.11%
AssetsNet			$ 360,955,543
Holdings Count | Holding			174
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Material Fund Change [Text Block]
C000109803
Shareholder Report [Line Items]
Fund Name			Columbia Emerging Markets Bond Fund
Class Name			Class R
Trading Symbol			CMBRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$70	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 70
Expense Ratio, Percent	[2]		1.36%
AssetsNet			$ 360,955,543
Holdings Count | Holding			174
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Material Fund Change [Text Block]
C000122765
Shareholder Report [Line Items]
Fund Name			Columbia Emerging Markets Bond Fund
Class Name			Institutional 2 Class
Trading Symbol			CEBRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 37
Expense Ratio, Percent	[3]		0.73%
AssetsNet			$ 360,955,543
Holdings Count | Holding			174
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Material Fund Change [Text Block]
C000122766
Shareholder Report [Line Items]
Fund Name			Columbia Emerging Markets Bond Fund
Class Name			Institutional 3 Class
Trading Symbol			CEBYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 35
Expense Ratio, Percent	[4]		0.68%
AssetsNet			$ 360,955,543
Holdings Count | Holding			174
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Material Fund Change [Text Block]
C000097625
Shareholder Report [Line Items]
Fund Name			Columbia Emerging Markets Bond Fund
Class Name			Institutional Class
Trading Symbol			CMBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 45
Expense Ratio, Percent	[5]		0.87%
AssetsNet			$ 360,955,543
Holdings Count | Holding			174
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Material Fund Change [Text Block]
C000231664
Shareholder Report [Line Items]
Fund Name			Columbia Integrated Large Cap Growth Fund
Class Name			Class A
Trading Symbol			ILGCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 45
Expense Ratio, Percent	[6]		0.91%
Material Change Date		Sep. 05, 2025
AssetsNet			$ 183,075,243
Holdings Count | Holding			62
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$183,075,243
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	19.8%
Technology Hardware, Storage & Peripherals	8.6%
Systems Software	6.8%
Application Software	6.1%
Communications Equipment	3.0%
Other	0.6%

Equity Sector Allocation

Table Summary
Information Technology	44.9%
Consumer Discretionary	14.1%
Communication Services	11.7%
Health Care	10.6%
Financials	6.8%
Industrials	5.8%
Utilities	1.5%
Energy	1.2%
Materials	1.1%
Consumer Staples	0.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.9%
Apple, Inc.	7.9%
Broadcom, Inc.	6.0%
Microsoft Corp.	6.0%
Alphabet, Inc., Class C	5.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.4%
Tesla, Inc.	2.9%
GE Vernova, Inc.	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Class A incurred 0.19% in reorganizational expenses, which had an impact of a 0.19% increase to the net expense ratio during the current reporting period.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number			1-800-345-6611
Updated Prospectus Web Address			columbiathreadneedleus.com/resources/literature
C000231666
Shareholder Report [Line Items]
Fund Name			Columbia Integrated Large Cap Growth Fund
Class Name			Institutional 3 Class
Trading Symbol			ILGJX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[7]		0.47%
Material Change Date		Sep. 05, 2025
AssetsNet			$ 183,075,243
Holdings Count | Holding			62
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$183,075,243
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	19.8%
Technology Hardware, Storage & Peripherals	8.6%
Systems Software	6.8%
Application Software	6.1%
Communications Equipment	3.0%
Other	0.6%

Equity Sector Allocation

Table Summary
Information Technology	44.9%
Consumer Discretionary	14.1%
Communication Services	11.7%
Health Care	10.6%
Financials	6.8%
Industrials	5.8%
Utilities	1.5%
Energy	1.2%
Materials	1.1%
Consumer Staples	0.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.9%
Apple, Inc.	7.9%
Broadcom, Inc.	6.0%
Microsoft Corp.	6.0%
Alphabet, Inc., Class C	5.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.4%
Tesla, Inc.	2.9%
GE Vernova, Inc.	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Institutional 3 Class incurred 0.04% in reorganizational expenses, which had an impact of a 0.04% increase to the net expense ratio during the current reporting period.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number			1-800-345-6611
Updated Prospectus Web Address			columbiathreadneedleus.com/resources/literature
C000231663
Shareholder Report [Line Items]
Fund Name			Columbia Integrated Large Cap Growth Fund
Class Name			Institutional Class
Trading Symbol			ILGGX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$31	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 31
Expense Ratio, Percent	[8]		0.63%
Material Change Date		Sep. 05, 2025
AssetsNet			$ 183,075,243
Holdings Count | Holding			62
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$183,075,243
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	19.8%
Technology Hardware, Storage & Peripherals	8.6%
Systems Software	6.8%
Application Software	6.1%
Communications Equipment	3.0%
Other	0.6%

Equity Sector Allocation

Table Summary
Information Technology	44.9%
Consumer Discretionary	14.1%
Communication Services	11.7%
Health Care	10.6%
Financials	6.8%
Industrials	5.8%
Utilities	1.5%
Energy	1.2%
Materials	1.1%
Consumer Staples	0.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.9%
Apple, Inc.	7.9%
Broadcom, Inc.	6.0%
Microsoft Corp.	6.0%
Alphabet, Inc., Class C	5.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.4%
Tesla, Inc.	2.9%
GE Vernova, Inc.	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Institutional Class incurred 0.09% in reorganizational expenses, which had an impact of a 0.09% increase to the net expense ratio during the current reporting period.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number			1-800-345-6611
Updated Prospectus Web Address			columbiathreadneedleus.com/resources/literature
C000231674
Shareholder Report [Line Items]
Fund Name			Columbia Integrated Large Cap Value Fund
Class Name			Class A
Trading Symbol			ILVBX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 47
Expense Ratio, Percent	[9]		0.89%
Material Change Date		Sep. 05, 2025
AssetsNet			$ 45,029,629
Holdings Count | Holding			74
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$45,029,629
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	22.5%
Health Care	15.6%
Industrials	9.9%
Energy	9.5%
Information Technology	8.1%
Communication Services	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.5%
Utilities	5.2%
Real Estate	4.2%
Other	4.2%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Walmart, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Merck & Co., Inc.	3.1%
Newmont Corp.	2.5%
TechnipFMC PLC	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class C	2.4%
Citigroup, Inc.	2.2%
Cummins, Inc.	2.2%
Chubb Ltd.	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Class A incurred 0.39% in reorganizational expenses, which had an impact of a 0.39% increase to the net expense ratio during the current reporting period.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number			1-800-345-6611
Updated Prospectus Web Address			columbiathreadneedleus.com/resources/literature
C000231668
Shareholder Report [Line Items]
Fund Name			Columbia Integrated Large Cap Value Fund
Class Name			Institutional Class
Trading Symbol			ILVFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 32
Expense Ratio, Percent	[10]		0.61%
Material Change Date		Sep. 05, 2025
AssetsNet			$ 45,029,629
Holdings Count | Holding			74
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$45,029,629
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	22.5%
Health Care	15.6%
Industrials	9.9%
Energy	9.5%
Information Technology	8.1%
Communication Services	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.5%
Utilities	5.2%
Real Estate	4.2%
Other	4.2%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Walmart, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Merck & Co., Inc.	3.1%
Newmont Corp.	2.5%
TechnipFMC PLC	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class C	2.4%
Citigroup, Inc.	2.2%
Cummins, Inc.	2.2%
Chubb Ltd.	2.2%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Institutional Class incurred 0.35% in reorganizational expenses, which had an impact of a 0.35% increase to the net expense ratio during the current reporting period.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number			1-800-345-6611
Updated Prospectus Web Address			columbiathreadneedleus.com/resources/literature
C000231675
Shareholder Report [Line Items]
Fund Name			Columbia Integrated Small Cap Growth Fund
Class Name			Class A
Trading Symbol			ISGDX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 62
Expense Ratio, Percent	[11]		1.20%
AssetsNet			$ 28,447,061
Holdings Count | Holding			143
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,447,061
Total number of portfolio holdings	143
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	22.2%
Information Technology	17.0%
Consumer Discretionary	10.6%
Financials	9.9%
Communication Services	3.9%
Materials	3.8%
Energy	3.7%
Real Estate	1.3%
Consumer Staples	0.5%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	3.2%
Fabrinet	2.3%
Dycom Industries, Inc.	2.0%
Coeur Mining, Inc.	2.0%
Credo Technology Group Holding Ltd.	1.9%
SPX Technologies, Inc.	1.9%
Nextpower, Inc., Class A	1.9%
Kratos Defense & Security Solutions, Inc.	1.8%
Clear Secure, Inc., Class A	1.7%
Tidewater, Inc.	1.7%

Material Fund Change [Text Block]
C000231678
Shareholder Report [Line Items]
Fund Name			Columbia Integrated Small Cap Growth Fund
Class Name			Institutional Class
Trading Symbol			ISGNX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$51	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[12]		0.99%
AssetsNet			$ 28,447,061
Holdings Count | Holding			143
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$28,447,061
Total number of portfolio holdings	143
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	22.2%
Information Technology	17.0%
Consumer Discretionary	10.6%
Financials	9.9%
Communication Services	3.9%
Materials	3.8%
Energy	3.7%
Real Estate	1.3%
Consumer Staples	0.5%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	3.2%
Fabrinet	2.3%
Dycom Industries, Inc.	2.0%
Coeur Mining, Inc.	2.0%
Credo Technology Group Holding Ltd.	1.9%
SPX Technologies, Inc.	1.9%
Nextpower, Inc., Class A	1.9%
Kratos Defense & Security Solutions, Inc.	1.8%
Clear Secure, Inc., Class A	1.7%
Tidewater, Inc.	1.7%

Material Fund Change [Text Block]
C000231687
Shareholder Report [Line Items]
Fund Name			Columbia Pyrford International Stock Fund
Class Name			Class A
Trading Symbol			PISDX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 62
Expense Ratio, Percent	[13]		1.16%
AssetsNet			$ 252,991,171
Holdings Count | Holding			78
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Material Fund Change [Text Block]
C000231683
Shareholder Report [Line Items]
Fund Name			Columbia Pyrford International Stock Fund
Class Name			Class R
Trading Symbol			PISJX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$75	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 75
Expense Ratio, Percent	[14]		1.41%
AssetsNet			$ 252,991,171
Holdings Count | Holding			78
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Material Fund Change [Text Block]
C000231686
Shareholder Report [Line Items]
Fund Name			Columbia Pyrford International Stock Fund
Class Name			Institutional 2 Class
Trading Symbol			PISOX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[15]		0.83%
AssetsNet			$ 252,991,171
Holdings Count | Holding			78
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Material Fund Change [Text Block]
C000231688
Shareholder Report [Line Items]
Fund Name			Columbia Pyrford International Stock Fund
Class Name			Institutional 3 Class
Trading Symbol			PISQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$41	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[16]		0.77%
AssetsNet			$ 252,991,171
Holdings Count | Holding			78
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Material Fund Change [Text Block]
C000231685
Shareholder Report [Line Items]
Fund Name			Columbia Pyrford International Stock Fund
Class Name			Institutional Class
Trading Symbol			PISLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[17]		0.91%
AssetsNet			$ 252,991,171
Holdings Count | Holding			78
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Material Fund Change [Text Block]
C000231692
Shareholder Report [Line Items]
Fund Name			Columbia Ultra Short Duration Municipal Bond Fund
Class Name			Class A
Trading Symbol			USMBX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[18]		0.47%
AssetsNet			$ 81,407,529
Holdings Count | Holding			79
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$81,407,529
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	46%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	13.6%
New York	13.4%
California	7.0%
Colorado	6.7%
New Jersey	4.9%
Florida	4.8%
Virginia	3.9%
Pennsylvania	3.9%
Wisconsin	3.8%
Massachusetts	3.6%

Asset Categories

Table Summary
Municipal Bonds	78.2%
Municipal Short Term	13.6%
Money Market Funds	7.6%
Floating Rate Notes	3.3%

C000231690
Shareholder Report [Line Items]
Fund Name			Columbia Ultra Short Duration Municipal Bond Fund
Class Name			Institutional Class
Trading Symbol			USMEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number			1-800-345-6611
Additional Information Website			columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount			$ 16
Expense Ratio, Percent	[19]		0.32%
AssetsNet			$ 81,407,529
Holdings Count | Holding			79
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$81,407,529
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	46%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	13.6%
New York	13.4%
California	7.0%
Colorado	6.7%
New Jersey	4.9%
Florida	4.8%
Virginia	3.9%
Pennsylvania	3.9%
Wisconsin	3.8%
Massachusetts	3.6%

Asset Categories

Table Summary
Municipal Bonds	78.2%
Municipal Short Term	13.6%
Money Market Funds	7.6%
Floating Rate Notes	3.3%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized